Disclosures About Fair Value of Financial Instruments - Quantitative Unobservable Inputs (Details) - Weighted Average [Member] - Appraisal [Member]	12 Months Ended
Dec. 31, 2017
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated costs to sell	10.00%
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated costs to sell	10.00%